CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-In Capital	Retained Earnings (Deficit)	Accumulated Other Comprehensive (Loss) Income	Treasury Stock
Stockholders' Equity beginning balance (in shares) at Nov. 02, 2014		73,769,095				(238,800)
Stockholders' Equity beginning balance at Nov. 02, 2014	$ 246,541	$ 737	$ 630,297	$ (371,551)	$ (8,739)	$ (4,203)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Treasury stock purchases (in shares)						(208,626)
Treasury stock purchases	$ (3,320)					$ (3,320)
Issuance of restricted stock (in shares)		720,655
Issuance of restricted stock		$ 7	(7)
Stock options exercised (in shares)	40,000	40,000
Stock options exercised	$ 354	$ 1	353
Excess tax (shortfall) benefits from share-based compensation arrangements	745		745
Foreign exchange translation (losses) gains and other, net of taxes	80				80
Unrecognized actuarial gains on pension obligations	379				379
Share-based compensation	9,379		9,379
Net income	17,818			17,818
Stockholders' Equity ending balance (in shares) at Nov. 01, 2015		74,529,750				(447,426)
Stockholders' Equity ending balance at Nov. 01, 2015	$ 271,976	$ 745	640,767	(353,733)	(8,280)	$ (7,523)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Treasury stock purchases (in shares)	(1,600,000)					(4,589,576)
Treasury stock purchases	$ (64,015)					$ (64,015)
Issuance of restricted stock (in shares)		56,868				161,633
Issuance of restricted stock						$ 0
Retirement of treasury shares (in shares)	(4,000,000)	4,423,564				(4,423,564)
Retirement of treasury shares		$ (44)	(62,235)			$ 62,279
Stock options exercised (in shares)	1,418,219	1,418,219
Stock options exercised	$ 12,612	$ 14	12,598
Excess tax (shortfall) benefits from share-based compensation arrangements	(289)		(289)
Foreign exchange translation (losses) gains and other, net of taxes	(325)				(325)
Unrecognized actuarial gains on pension obligations	(1,948)				(1,948)
Share-based compensation	10,892		10,892
Net income	51,027			51,027
Deferred compensation obligation	1,387		1,387
Stockholders' Equity ending balance (in shares) at Oct. 30, 2016		71,581,273				(775,071)
Stockholders' Equity ending balance at Oct. 30, 2016	$ 281,317	$ 715	603,120	(302,706)	(10,553)	$ (9,259)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Treasury stock purchases (in shares)	(2,800,000)					(2,957,838)
Treasury stock purchases	$ (43,603)					$ (43,603)
Issuance of restricted stock (in shares)		356,701				19,806
Issuance of restricted stock		$ 4	(4)			$ 0
Retirement of treasury shares (in shares)	(3,000,000)	3,443,448				(3,443,448)
Retirement of treasury shares		$ (34)	(50,553)			$ 50,587
Stock options exercised (in shares)	182,923	182,923
Stock options exercised	$ 1,653	$ 2	1,651
Excess tax (shortfall) benefits from share-based compensation arrangements	1,515		1,515
Foreign exchange translation (losses) gains and other, net of taxes	(3,413)		(3,547)	(64)	198
Unrecognized actuarial gains on pension obligations	2,824				2,824
Share-based compensation	10,230		10,230
Net income	54,724			54,724
Deferred compensation obligation (in shares)		235				18,139
Deferred compensation obligation			(135)			$ 135
Stockholders' Equity ending balance (in shares) at Oct. 29, 2017		68,677,684				(291,128)
Stockholders' Equity ending balance at Oct. 29, 2017	$ 305,247	$ 687	$ 562,277	$ (248,046)	$ (7,531)	$ (2,140)